Investment company accounting (Tables)	12 Months Ended
Mar. 31, 2013
Summary of aggregate fair value and cost of investments

The following table summarizes the aggregate fair value and the cost of investments held by all investment company subsidiaries within Nomura and for which investment company accounting has been retained in these consolidated financial statements.

	Millions of yen
	March 31
	2012	2013
Closing cost(1)	¥31,691	¥24,393
Gross unrealized appreciation	110,600	11,711
Gross unrealized depreciation	(9,971)	(7,277)

Closing fair value	¥132,320	¥28,827

(1)	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.

Summary of performance of investments

The following table summarizes performance of the investments held by investment company subsidiaries during the period.

	Millions of yen
	March 31
	2011	2012	2013
Opening fair value	¥267,168	¥208,754	¥132,320
Purchase / (sales) of investees during the period(1)	(70,292)	(109,724)	(127,396)
Realized gains / (losses) during the period(2)	10,070	35,931	19,181
Change in unrealized gains / (losses) during the period(3)	1,808	(2,641)	4,722

Closing fair value	¥208,754	¥132,320	¥28,827

(1)	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.
(2)	Realized gains and losses are calculated as the difference between sales proceeds and the carrying values.
(3)	Includes the effect of foreign exchange movements.